UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.

Institutional Investment Manager Filing this Report:

Name:      Metropolitan West Capital Management, LLC
           -----------------------------------------------------
Address:   610 Newport Center Drive, Suite 1000
           Newport Beach, CA  92660
           -----------------------------------------------------

Form  13F  File  Number:  28-05723
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Roberta J. Allbritton
        --------------------------------------
Title:  Vice President, Director of Operations
        --------------------------------------
Phone:  (949) 718-9701
        --------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Roberta J. Allbritton              Newport Beach, CA              4/05/2002
-------------------------              -----------------              ----------
       [Signature]                       [City, State]                  [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           65
                                              -----------

Form  13F  Information  Table  Value  Total:  $ 2,094,993
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ------
AFLAC INC                      COM              001055102      345   11700 SH               SOLE       11700      0      0
ALCATEL SA ADR                 ADR              013904305    50048 3531946 SH               DEFINED  3455146      0  76800
ALCON INC                      COM              H01301102    51054 1508265 SH               DEFINED  1485225      0  23040
APPLE COMPUTER INC             COM              037833100    66546 2811438 SH               DEFINED  2750728      0  60710
ASTRAZENECA PLC - SPONS ADR    ADR              046353108    45005  907556 SH               DEFINED   892751      0  14805
AVERY DENNISON CORP            COM              053611109      452    7400 SH               SOLE        7400      0      0
BP PLC ADR                     ADR              055622104      402    7540 SH               SOLE        7540      0      0
BANCO BILBAO VIZCAYA           ADR              05946K101      182   15300 SH               SOLE       15300      0      0
BANK OF NEW YORK CO INC        COM              064057102     7596  180760 SH               SOLE      180760      0      0
BAXTER INTERNATIONAL INC.      COM              071813109      616   10350 SH               SOLE       10350      0      0
BELLSOUTH CORP                 COM              079860102     8922  242064 SH               SOLE      242064      0      0
BRISTOL-MYERS SQUIBB CO        COM              110122108    30057  742331 SH               DEFINED   723631      0  18700
CHEVRON TEXACO CORP            COM              166764100    83857  928958 SH               DEFINED   908396      0  20562
CHUBB CORP                     COM              171232101    71923  983911 SH               DEFINED   961941      0  21970
CINCINNATI FINANCIAL CORP      COM              172062101    75161 1721521 SH               DEFINED  1683791      0  37730
CLEAR CHANNEL COMMUNICATIONS   COM              184502102    58497 1137862 SH               DEFINED  1112412      0  25450
CONOCO INC                     COM              208251504    52283 1791731 SH               DEFINED  1745561      0  46080
CYTEC INDUSTRIES INC           COM              232820100    60913 2002432 SH               DEFINED  1957852      0  44580
DEERE & CO                     COM              244199105      477   10475 SH               SOLE       10475      0      0
DOW CHEMICAL                   COM              260543103    57503 1757425 SH               DEFINED  1719945      0  37480
EXXON MOBIL CORP (NEW)         COM              30231G102      219    4990 SH               DEFINED     4622      0    368
GILLETTE COMPANY               COM              375766102    71170 2092648 SH               DEFINED  2047588      0  45060
HOME DEPOT INC                 COM              437076102      290    5970 SH               SOLE        5970      0      0
HONEYWELL INTERNATIONAL INC    COM              438516106    61888 1617148 SH               DEFINED  1583474      0  33674
IMC GLOBAL INC                 COM              449669100    20859 1414183 SH               DEFINED  1380933      0  33250
ITT INDUSTRIES INC             COM              450911102      435    6900 SH               SOLE        6900      0      0
ING GROEP NV ADR               ADR              456837103    47510 1765534 SH               DEFINED  1731444      0  34090
INTERNATIONAL BUSINESS MACHINE COM              459200101    65640  631159 SH               DEFINED   617984      0  13265
KOMATSU LTD - SPONSORED ADR    ADR              500458401      175   12200 SH               SOLE       12200      0      0
AHOLD NV - ADR                 ADR              500467303      211    8030 SH               SOLE        8030      0      0
KROGER CO                      COM              501044101    69132 3119690 SH               DEFINED  3050535      0  69155
LILLY (ELI) & CO               COM              532457108      526    6900 SH               SOLE        6900      0      0
MARATHON OIL CORP              COM              565849106      449   15600 SH               SOLE       15600      0      0
MARSH & MCLENNAN COS           COM              571748102      293    2600 SH               SOLE        2600      0      0
MATSUSHITA ELEC INDL           ADR              576879209    34878 2824194 SH               DEFINED  2780744      0  43450
MERCK & CO., INC.              COM              589331107    10779  187200 SH               DEFINED   180600      0   6600
MERRILL LYNCH & CO             COM              590188108     7291  131650 SH               DEFINED   127450      0   4200
MINNESOTA MINING & MFG CO      COM              604059105    74581  648482 SH               DEFINED   633152      0  15330
MITSUBISHI TOKYO FINL GRP INC  ADR              606816106    34235 5566697 SH               DEFINED  5439147      0 127550
MOLEX INC                      COM              608554101      226    6520 SH               SOLE        6520      0      0
MOLEX INC - CLASS A            COM              608554200    69443 2270113 SH               DEFINED  2219159      0  50954
MOTOROLA INC                   COM              620076109    51416 3620900 SH               DEFINED  3549300      0  71600
NCR CORPORATION                COM              62886E108    64869 1449590 SH               DEFINED  1421566      0  28024
NEC CORP. - SPONSORED ADR      ADR              629050204      161   19350 SH               SOLE       19350      0      0
NESTLE SA SPNSRD ADR REP RG S  ADR              641069406      303    5450 SH               SOLE        5450      0      0
PG&E CORPORATION               COM              69331C108    46008 1952800 SH               DEFINED  1910600      0  42200
PNC FINANCIAL SERVICES GROUP   COM              693475105    55721  906183 SH               DEFINED   887003      0  19180
PENNEY (J.C.) CO               COM              708160106    51061 2465550 SH               DEFINED  2412620      0  52930
PHILLIPS PETROLEUM CO          COM              718507106     9235  147055 SH               DEFINED   146845      0    210
POHANG IRON & STEEL SPNSRD AD  ADR              730450103    50220 1920473 SH               DEFINED  1873503      0  46970
RAYTHEON CO NEW                COM              755111507    83628 2037231 SH               DEFINED  1991616      0  45615
SBC COMMUNICATIONS INC         COM              78387G103    65927 1760871 SH               DEFINED  1721163      0  39708
STATE STREET CORP              COM              857477103      413    7455 SH               SOLE        7455      0      0
TELEFONICA SA -SPON ADR        ADR              879382208    38473 1161998 SH               DEFINED  1135723      0  26275
TOTAL FINA ELF SA SPON ADR     ADR              89151E109      698    9038 SH               SOLE        9038      0      0
TREDEGAR CORP                  COM              894650100      629   33636 SH               SOLE       33636      0      0
TRIGON HEALTHCARE INC.         COM              89618L100    29314  397099 SH               DEFINED   388419      0   8680
TYCO INTL LTD (NEW)            COM              902124106    47397 1466489 SH               DEFINED  1435269      0  31220
UNITED PARCEL SERVICE - CL B   COM              911312106     1550   25500 SH               DEFINED    19000      0   6500
UNOCAL CORP                    COM              915289102     8797  225850 SH               SOLE      225850      0      0
WASHINGTON MUTUAL INC          COM              939322103    54412 1642392 SH               DEFINED  1607078      0  35314
WEATHERFORD INTERNATIONAL      COM              947074100    27845  584620 SH               DEFINED   577610      0   7010
WELLS FARGO & CO (NEW)         COM              949746101    65855 1333114 SH               DEFINED  1303904      0  29210
WYETH CORP                     COM              983024100      227    3465 SH               SOLE        3465      0      0
XEROX CORP                     COM              984121103    48765 4536285 SH               DEFINED  4444735      0  91550